Registration No. 333-64749
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               | |


           Pre-Effective Amendment No. __                             | |

           Post-Effective Amendment No. 5                             |X|


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       | |

           Amendment No. 253                                          |X|


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                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Name of Insurance Company)
              1290 Avenue of the Americas, New York, New York 10104
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 554-1234
                     ---------------------------------------


                                   DODIE KENT
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                     ---------------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
                     ---------------------------------------

        Approximate Date of Proposed Public Offering: Continuous.

        It is proposed that this filing will become effective (check appropriate box):


[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]     On October 29, 2010 pursuant to paragraph (b) of Rule 485.

[ ]     60 days after filing pursuant to paragraph (a) of Rule 485.

[ ]     On (date) pursuant to paragraph (b)(1) of of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

    Units of interest in a Separate Account under variable annuity contracts.

                                      NOTE


Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 5 is to delay the effective date of Post-Effective Amendment No. 4, which was filed on September 23, 2010. The PEA does not amend or delete the currently effective Retirement Cornerstone Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

                                   SIGNATURES


         As required by the Securities Act of 1933, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of October, 2010.




                             AXA EQUITABLE LIFE INSURANCE COMPANY
                                      (Registrant)

                             By:  AXA Equitable Life Insurance Company


                             By:  /s/ Dodie Kent
                                 ---------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of October, 2010.



                             AXA EQUITABLE LIFE INSURANCE COMPANY
                                         (Depositor)


                             By: /s/ Dodie Kent
                                 ---------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron               Chairman of the Board, President,
                                      Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                     Senior Executive Vice President and
                                      Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                    Senior Vice President and
                                      Chief Accounting Officer


*DIRECTORS:

 Christopher M. Condron    Anthony J. Hamilton         Joseph H. Moglia
 Henri de Castries         Mary R. (Nina) Henderson    Lorie A. Slutsky
 Denis Duverne             James F. Higgins            Ezra Suleiman
 Charlynn Goins            Peter Kraus                 Peter J. Tobin
 Danny L. Hale             Scott D. Miller             Richard C. Vaughan



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

October 21, 2010